Fair Value Measurements (Details) - Seaport Global Acquisition Corp - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent		$ 145,218,069	$ 145,194,202
Liabilities			17,322,751
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	$ 145,194,202	145,218,068	145,194,202
Liabilities	17,322,751	16,467,107
Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	10,975,313	10,134,375
Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	6,347,438	6,332,732
Recurring | U.S. Money Market held in Trust Account
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	281		281
Recurring | U.S Treasury Securities held in Trust Account
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	145,193,921	145,218,068	145,193,921
(Level 1) | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities			10,975,313
(Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	145,194,202	145,218,068	145,194,202
Liabilities	10,975,313	10,134,375
(Level 1) | Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	10,975,313	10,134,375
(Level 1) | Recurring | U.S. Money Market held in Trust Account
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	281		281
(Level 1) | Recurring | U.S Treasury Securities held in Trust Account
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	145,193,921	145,218,068	145,193,921
(Level 3) | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities			$ 6,347,438
(Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	6,347,438	6,332,732
(Level 3) | Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 6,347,438	$ 6,332,732